CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 981,434	$ 869,831
Restricted cash	978,116	560,633
Accounts receivable trade, net	970,950	651,372
Accounts receivable, unbilled	57,770	37,244
Amounts due from related parties	48,614	73,042
Inventories	1,524,095	1,192,374
Value added tax recoverable	158,773	125,882
Advances to suppliers, net	253,484	225,879
Derivative assets	17,516	7,286
Project assets	385,964	594,107
Prepaid expenses and other current assets	267,941	434,177
Total current assets	5,644,657	4,771,827
Restricted cash	9,953	3,818
Property, plant and equipment, net	1,826,643	1,401,877
Solar power systems, net	364,816	108,263
Deferred tax assets, net	229,226	236,503
Advances to suppliers, net	65,352	34,239
Investments in affiliates	115,784	98,819
Intangible assets, net	17,530	18,992
Project assets	438,529	433,254
Right-of-use assets	103,600	106,297
Amount due from related parties	33,489
Other non-current assets	187,549	174,453
TOTAL ASSETS	9,037,128	7,388,342
Current liabilities:
Short-term borrowings	1,443,816	1,592,870
Accounts payable	805,300	502,995
Short-term notes payable	1,493,399	881,184
Amounts due to related parties	89	143
Other payables	853,040	667,854
Advances from customers	334,943	135,512
Derivative liabilities	25,359	2,622
Operating lease liabilities	9,810	12,185
Other current liabilities	293,012	242,783
Total current liabilities	5,258,768	4,038,148
Long-term borrowings	813,406	523,634
Convertible notes	225,977	224,675
Liability for uncertain tax positions	5,730	7,448
Deferred tax liabilities	66,630	48,150
Loss contingency accruals	5,000	15,148
Operating lease liabilities	25,714	23,215
Financing liabilities		53,641
Other non-current liabilities	329,209	327,845
TOTAL LIABILITIES	6,730,434	5,261,904
Commitments and contingencies (Note 21)
Equity:
Common shares - no par value: unlimited authorized shares, 64,022,678 and 64,506,055 shares issued and outstanding at December 31, 2021 and 2022, respectively	835,543	835,543
Additional paid-in capital	1,127	(19,428)
Retained earnings	1,275,520	1,035,552
Accumulated other comprehensive loss	(170,551)	(50,584)
Total Canadian Solar Inc. shareholders' equity	1,941,639	1,801,083
Non-controlling interests	365,055	325,355
TOTAL EQUITY	2,306,694	2,126,438
TOTAL LIABILITIES AND EQUITY	$ 9,037,128	$ 7,388,342